Transfers of financial assets (TFA) - Securitizations (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr 5	SFr 0
Proceeds from transfer of assets	2,819	999
Cash received on interests that continue to be held	22	26
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	(1)	62
Proceeds from transfer of assets	6,799	20,876
Purchases of previously transferred financial assets or their underlying collateral	0	(1,072)
Servicing fees	0	1
Cash received on interests that continue to be held	531	430
Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	23	47
Proceeds from transfer of assets	3,808	6,802
Purchases of previously transferred financial assets or their underlying collateral	(997)	(699)
Servicing fees	97	81
Cash received on interests that continue to be held	36	7
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	5	0
Proceeds from transfer of assets	2,819	999
Cash received on interests that continue to be held	22	26
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	(1)	62
Proceeds from transfer of assets	6,799	20,876
Purchases of previously transferred financial assets or their underlying collateral	0	(1,072)
Servicing fees	0	1
Cash received on interests that continue to be held	531	430
Bank | Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	23	47
Proceeds from transfer of assets	3,808	6,802
Purchases of previously transferred financial assets or their underlying collateral	(997)	(699)
Servicing fees	97	81
Cash received on interests that continue to be held	SFr 36	SFr 7